Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.9%
Communication Services - 15.9%
Alphabet, Inc. - Class A (a)	78,922	$10,474,528
Alphabet, Inc. - Class C (a)	67,984	9,049,350
Charter Communications, Inc. - Class A (a)(b)	1,574	637,769
Comcast Corp. - Class A	52,948	2,396,426
Live Nation Entertainment, Inc. (a)	1,758	154,265
Match Group, Inc. (a)	7,699	358,080
Meta Platforms, Inc. - Class A (a)	32,210	10,262,106
Paramount Global - Class B (b)	5,692	91,243
Take-Two Interactive Software, Inc. (a)	2,184	334,021
Verizon Communications, Inc.	58,426	1,991,158
Walt Disney Co. (a)	23,402	2,080,204
Warner Bros Discovery, Inc. (a)(b)	30,916	404,072
		38,233,222
Consumer Discretionary - 21.4%
Advance Auto Parts, Inc.	884	65,761
Amazon.com, Inc. (a)	134,348	17,959,641
AutoZone, Inc. (a)	269	667,583
Booking Holdings, Inc. (a)	532	1,580,466
Caesars Entertainment, Inc. (a)	2,318	136,808
CarMax, Inc. (a)(b)	2,094	172,985
Carnival Corp. (a)(b)	12,168	229,245
Chipotle Mexican Grill, Inc. (a)	434	851,629
Domino's Pizza, Inc.	935	370,952
Etsy, Inc. (a)(b)	2,428	246,806
Expedia Group, Inc. (a)	1,992	244,080
Ford Motor Co.	50,904	672,442
Garmin Ltd.	1,870	198,014
General Motors Co.	16,724	641,700
Hasbro, Inc.	2,062	133,123
Hilton Worldwide Holdings, Inc.	3,952	614,496
Las Vegas Sands Corp. (a)(b)	5,220	312,208
Marriott International Inc.	3,642	734,992
McDonald's Corp.	11,491	3,369,161
Mohawk Industries, Inc. (a)	598	63,591
Newell Brands, Inc.	4,808	53,657
NIKE, Inc. - Class B	16,690	1,842,409
Norwegian Cruise Line Holdings Ltd. (a)(b)	7,069	156,013
O'Reilly Automotive, Inc. (a)	925	856,356
Royal Caribbean Cruises Ltd. (a)(b)	3,426	373,811
Starbucks Corp. (b)	17,501	1,777,577
Tesla Motors, Inc. (a)	60,756	16,247,977
VF Corp.	5,804	114,977
Whirlpool Corp.	660	95,212
Wynn Resorts Ltd.	1,795	195,619
Yum! Brands, Inc.	4,207	579,178
		51,558,469
Consumer Staples - 4.3%
Brown-Forman Corp. - Class B	2,480	175,088
Church & Dwight Co., Inc.	3,506	335,419
Colgate-Palmolive Co.	12,315	939,142
Constellation Brands, Inc. - Class A	2,433	663,722
McCormick & Co., Inc.	3,832	342,887
Monster Beverage Corp. (a)	11,625	668,321
Philip Morris International, Inc.	20,768	2,070,985
The Clorox Co.	1,975	299,173
The Coca-Cola Co.	53,257	3,298,206
The Estee Lauder Cos., Inc.	3,482	626,760
The Hershey Co.	2,157	498,936
Tyson Foods, Inc. - Class A	4,472	249,180
Walgreens Boots Alliance, Inc. (b)	9,718	291,249
		10,459,068
Financials - 9.3%
Aon PLC	2,939	936,072
Bank of America Corp.	90,472	2,895,104
Citigroup, Inc.	21,878	1,042,705
CME Group, Inc.	5,062	1,007,136
FactSet Research Systems, Inc.	592	257,544
Fidelity National Information Services, Inc.	8,498	513,109
Global Payments, Inc.	3,252	358,533
Jack Henry & Associates, Inc. (b)	866	145,116
KeyCorp	11,142	137,158
Lincoln National Corp.	2,236	62,697
MarketAxess Holdings, Inc.	561	151,032
MasterCard, Inc. - Class A	12,905	5,088,183
Moody's Corp.	2,340	825,435
MSCI, Inc.	1,284	703,735
PayPal Holdings, Inc. (a)	17,312	1,312,596
T Rowe Price Group, Inc. (b)	2,563	315,915
The PNC Financial Services Group, Inc.	4,686	641,467
Truist Financial Corp.	15,838	526,138
Visa, Inc. - Class A (b)	23,200	5,515,336
		22,435,011
Health Care - 8.4%
Align Technology, Inc. (a)(b)	2,006	758,047
Baxter International, Inc.	18,260	825,900
Bio-Rad Laboratories, Inc. - Class A (a)	254	102,961
Bio-Techne Corp.	2,074	172,972
Catalent, Inc. (a)	2,744	133,139
Charles River Laboratories International, Inc. (a)	620	129,915
CVS Health Corp.	15,554	1,161,728
DaVita, Inc. (a)	640	65,274
DENTSPLY SIRONA, Inc.	6,195	257,216
DexCom, Inc. (a)	6,215	774,140
Edwards Lifesciences Corp. (a)	17,635	1,447,305
Eli Lilly & Co.	12,507	5,685,057
IDEXX Laboratories, Inc. (a)(b)	1,360	754,433
Illumina, Inc. (a)(b)	5,130	985,730
Insulet Corp. (a)	1,155	319,646
Intuitive Surgical, Inc. (a)	5,476	1,776,414
Medtronic PLC	16,866	1,480,160
Mettler-Toledo International, Inc. (a)	338	425,025
ResMed, Inc.	2,051	456,040
Revvity, Inc.	1,464	179,999
Teleflex, Inc.	579	145,427
Waters Corp. (a)	778	214,891
West Pharmaceutical Services, Inc.	2,102	773,620
Zoetis, Inc. (b)	6,985	1,313,809
		20,338,848
Industrials - 5.5%
3M Co.	8,813	982,650
Automatic Data Processing, Inc.	5,686	1,405,920
Axon Enterprise, Inc. (a)	1,030	191,508
Ceridian HCM Holding, Inc. (a)	2,103	148,913
Cintas Corp.	1,254	629,558
Copart, Inc. (a)	6,349	561,188
Equifax, Inc. (b)	1,610	328,569
Generac Holdings, Inc. (a)(b)	914	140,482
Illinois Tool Works, Inc.	3,464	912,140
Old Dominion Freight Line, Inc. (b)	1,206	505,905
Otis Worldwide Corp.	5,475	498,006
Paychex, Inc. (b)	4,199	526,849
Paycom Software, Inc.	690	254,444
Robert Half Interntional, Inc.	1,330	98,620
Rollins, Inc.	3,140	128,206
Southwest Airlines Co.	6,832	233,381
Stanley Black & Decker, Inc. (b)	2,520	250,160
The Boeing Co. (a)	9,752	2,329,265
TransDigm Group, Inc. (b)	818	735,971
Union Pacific Corp.	7,186	1,667,296
Verisk Analytics, Inc.	2,566	587,460
		13,116,491
Information Technology - 31.1%
Accenture PLC - Class A	7,796	2,466,265
Adobe, Inc. (a)	12,982	7,090,379
Advanced Micro Devices, Inc. (a)	19,306	2,208,606
Akamai Technologies, Inc. (a)	2,174	205,443
ANSYS, Inc. (a)	2,319	793,330
Apple, Inc.	32,795	6,442,578
Arista Networks, Inc. (a)	3,853	597,562
Autodesk, Inc. (a)	3,362	712,710
Broadcom, Inc.	6,113	5,493,447
Cadence Design System, Inc. (a)	4,565	1,068,256
Cognizant Technology Solutions Corp.	6,222	410,839
Enphase Energy, Inc. (a)(b)	2,020	306,697
F5, Inc. (a)	864	136,719
Fair Isaac Corp. (a)	435	364,517
Fortinet, Inc. (a)	10,799	839,298
Gartner, Inc. (a)	1,166	412,286
Intel Corp.	68,644	2,455,396
Intuit, Inc.	4,156	2,126,625
Micron Technology, Inc.	12,860	918,075
Microsoft Corp.	50,592	16,994,865
Monolithic Power Systems, Inc.	677	378,775
Motorola Solutions, Inc.	2,530	725,174
NetApp, Inc.	2,938	229,193
NVIDIA Corp.	15,555	7,268,696
Oracle Corp.	23,700	2,778,351
PTC, Inc. (a)(b)	1,520	221,631
Qorvo, Inc. (a)(b)	1,076	118,382
salesforce.com, Inc. (a)	27,972	6,293,980
Seagate Technology Holdings PLC	5,904	374,904
ServiceNow, Inc. (a)	3,462	2,018,346
Skyworks Solutions, Inc.	1,870	213,872
SolarEdge Technologies, Inc. (a)	802	193,651
Synopsys, Inc. (a)	2,501	1,129,952
Tyler Technologies, Inc. (a)	1,234	489,441
VeriSign, Inc. (a)	1,499	316,214
Zebra Technologies Corp. (a)(b)	742	228,506
		75,022,961
Materials - 0.5%
Ball Corp. (b)	5,022	294,741
Celanese Corp. (b)	1,086	136,174
Eastman Chemical Co.	1,524	130,424
Ecolab, Inc.	2,816	515,722
Sealed Air Corp.	1,686	76,915
		1,153,976
Real Estate - 0.2%
CoStar Group, Inc. (a)	5,913	496,515

Utilities - 0.3%
Dominion Energy, Inc.	11,610	621,716
The AES Corp.	9,370	202,673
		824,389
TOTAL COMMON STOCKS (Cost $202,494,486)		233,638,950

REAL ESTATE INVESTMENT TRUSTS - 2.9%
American Tower Corp.	6,979	1,328,173
AvalonBay Communities, Inc. (b)	2,124	400,693
Boston Properties, Inc.	2,306	153,649
Camden Property Trust	1,544	168,435
Crown Castle, Inc.	10,858	1,175,813
Digital Realty Trust, Inc.	3,476	433,179
Equinix, Inc.	1,382	1,119,309
Equity Residential	5,256	346,581
Essex Property Trust, Inc.	1,098	267,418
Healthpeak Properties, Inc.	7,146	155,997
Invitation Homes, Inc.	7,574	268,877
Iron Mountain, Inc.	3,733	229,206
Mid-America Apartment Communities, Inc.	1,442	215,810
SBA Communications Corp.	1,658	363,019
UDR, Inc.	8,592	351,241
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,174,530)		6,977,400
	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$489,379	489,379
TOTAL SHORT-TERM INVESTMENTS (Cost $489,379)		489,379
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	15,851,228	15,851,228
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,851,228)		15,851,228

Total Investments (Cost $226,009,623) - 106.6%		256,956,957
Liabilities in Excess of Other Assets - (6.6)%		(15,873,073)
TOTAL NET ASSETS - 100.0%		$241,083,884

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $15,592,838 or 6.5% of net assets.
(c)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 233,638,950	$ -	$ -	$ -	$ 233,638,950
REITs	6,977,400				6,977,400
Short-Term Investments	489,379	-	-	-	489,379
Investments Purchased with Proceeds from Securities Lending	-	-	-	15,851,228	15,851,228
Total Investments in Securities	$ 241,105,729	$ -	$ -	$ 15,851,228	$ 256,956,957
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.